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May 27, 2005

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858/720-5138
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Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 0306
450 Fifth Street, N.W.
Washington, DC 20549

Attention:	Mr. Russell Mancuso, Branch Chief
Mr. Tom Jones

Re:	Endocare, Inc.
Annual Report on Form 10-K for the fiscal year ended
December 31, 2004 (File No. 1-15063)
Amendment No. 1

Dear Messrs. Mancuso and Jones:

     Enclosed for filing on behalf of our client, Endocare, Inc. (the “Company”), is Amendment No. 1 (the “Amendment”), amending the Part III information of the Company’s Form 10-K included the Company’s Proxy Statement originally filed with the Securities and Exchange Commission on May 2, 2005 (the “Proxy Statement”). Under separate cover, courtesy copies of the Amendment, marked to show changes, are also being sent.

     This Amendment is being filed in response to comments received from the staff of the Securities and Exchange Commission (the “Staff”) by letter dated May 20, 2005 (the “Staff Letter”) with respect to the Proxy Statement. The numbering of the paragraphs below corresponds to the numbering of the Staff Letter, the text of which we have incorporated into this response letter for your convenience. Page references in the text of the Company’s responses correspond to the page numbers of the Amendment.

May 27, 2005
Page Two

Staff Comments and Company Responses:

Part III

Item 9. Directors, Executive Officers, Promoters and Control Persons, Compliance with Section 16(a) of the Exchange Act

1.	Please provide the disclosure required by Item 406 of Regulation S-K.

     The Company has revised the referenced disclosure on page 8 in response to the Staff’s comment.

Summary Compensation Table

2.	Please tell us how the table reflects the options for 100,000 shares mentioned on the third paragraph under “Employment Agreement with Mr. Davenport.” Likewise, tell us how the table reflects the options for 250,000 shares mentioned on the third paragraph under “Employment Agreement with Mr. Nydham.”

     The Company has revised the referenced disclosure on page 16 in response to the Staff’s comment.

Item 14. Principal Accountant Fees and Expenses

3.	Please describe the nature of the services comprising the fees disclosed in the All Other Fees category.

     The Company has revised the referenced disclosure on page 9 in response to the Staff’s comment.

*     *     *

May 27, 2005
Page Three

     The Company respectfully requests the Staff’s assistance in completing the review of the Proxy Statement and the Amendment as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding the Amendment or this response letter to me at (858) 720-5138.

Sincerely,

Taylor L. Stevens

Enclosure(s)

cc:	Michael R. Rodriguez, Endocare, Inc.
Kevin Keating, Endocare, Inc.
Steven G. Rowles, Esq., Morrison & Foerster
Clint Davis, Esq., Morrison & Foerster